Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2022
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks
28.	Commitments, contingencies and operating risks

Operating environment

The Ukraine crisis, which started in late 2013 and escalated into a major military conflict between Russia and Ukraine in February 2022, has had a devastating effect on Russian relations with the West. In response to the Ukraine crisis, Ukraine, the European Union, the United Kingdom and the United States (as well as numerous other countries such as Switzerland, Japan, Norway, Canada and Australia) have passed a variety of economic sanctions against numerous Russian banks, other companies, private individuals, and whole sectors of the Russian economy, as well as export restrictions and “sectoral” sanctions affecting specified types of transactions with named participants in certain industries, including named Russian financial institutions, and sanctions that prohibit certain significant commercial activities of U.S., UK and EU entities in Russia, as well as in certain specific territories affected by the conflict. While the scope of sanctions has been expanding since 2014, when they were first introduced in response to annexation of Crimea, 2022 saw the imposition of extremely severe measures that have hitherto been unprecedented. Introduction of further economic or trade sanctions remains highly likely as the conflict in Ukraine develops.

Several of Russia’s largest banks, as well as a number of smaller banks are now on the U.S. Department of the Treasury’s Office of Foreign Assets Control’s List of Specially Designated Nationals and Blocked Persons (SDNs), such that their property in the U.S. is blocked and U.S. entities are prohibited from transacting with them, and are also subject to various EU and UK sanctions. Since March 2, 2022, a number of major Russian banks have been banned from the SWIFT system by the EU.

As of the date of these consolidated financial statements, the Group is not subject to any sanctions. However, further expansion of the sanctions list, the shutdown of the SWIFT system for some Russian banks, the possible introduction of restrictions on the CBR and a number of companies, including customers and counterparties of the Group, may have a significant impact on the activities and financial position of the Group in the future.

In addition, in response to the Ukraine conflict, numerous companies from the U.S., the EU, the UK and other countries have withdrawn from Russia or suspended, wound down or substantially scaled back their Russian operations, or announced plans to do so, for reputational reasons even where not necessitated by the sanctions regime. It has been observed that businesses from the U.S., the EU, the UK and certain other countries, are exhibiting an overall trend of avoiding any associations with Russia. On March 5, 2022, Visa and Mastercard suspended membership of all their Russian members, rendering Russian banks, including Qiwi Bank, unable to issue Visa and Mastercard cards, and Russian consumers unable to execute purchases from most foreign merchants, which has had a limited negative effect on the Group’s payment volumes in 2022. A vast majority of major Western businesses have withdrawn from, suspended, wound down or substantially scaled back activities in Russia or stopped dealings with Russian counterparts due to what ostensibly is a combination of compliance, political, reputational, and other reasons, in a manner that goes significantly beyond the mere compliance with applicable sanctions. Such businesses include, among others, software and hardware providers the use of whose products and services is material to the Group’s operations. Accordingly, the Group may face the risk of interruptions to its normal operations due to the need to replace such products and services and integrate alternative solutions on an emergency basis, and its business, financial condition and results of operations could be materially adversely affected as a result.

28.	Commitments, contingencies and operating risks (continued)

Operating environment (continued)

A prolonged economic slowdown or recession in Russia could have a significant negative effect on consumer spending in Russia and, accordingly, on the Group’s business. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth in certain payment categories and payment volume decline in certain others, in particular certain types of money remittances and financial services categories. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

A substantial part of the Russian population continues to rely on cash payments, rather than credit and debit card payments or electronic banking. The Group’s business has developed as a network of kiosks and terminals that allow consumers to use physical currency for online payments. While the Group has since largely outgrown that model, the network of kiosks and terminals remains a significant part of the Group’s infrastructure and serves as a reload and client acquisition channel for Qiwi Wallet. Over time, the prevalence of cash payments is declining as a greater percentage of the population in emerging markets adopts credit and debit card payments and electronic banking, and the number of kiosks and terminals in the QIWI network is decreasing as the market shifts towards a higher share of digital payments. In 2020-2022, the Group’s physical distribution network was and, to a certain extent, may continue to be negatively affected by the spread of the COVID-19 pandemic, corresponding lockdown measures, and other restrictions that limited users’ access to certain retail locations, as well as reducing the overall activity of the population. Other factors could also contribute to a decline in the use of kiosks and terminals, including regulatory changes, increases in consumer fees imposed by the agents and the development of alternative payment channels. All of these factors could have a material adverse effect on the Group’s business, financial condition and results of operations.

Regulatory environment

The Group’s business is impacted by laws and regulations that affect its industry, the number of which has increased significantly in recent years. The Group is subject to a variety of regulations, including those aimed at preventing money laundering and the financing of criminal activity and terrorism, financial services regulations, payment services regulations, consumer protection laws, currency control regulations, advertising laws, betting laws and privacy and data protection laws. As a result, the Group experiences periodic investigations by various regulatory authorities in connection with such laws and regulations, which may sometimes result in the imposition of monetary or other sanctions. Further, these laws and regulations vary significantly from country to country. Many of these laws and regulations are constantly evolving, and are often unclear and inconsistent with other applicable laws and regulations, including across various jurisdictions, making compliance challenging and increasing the Group’s related operating costs and legal risks. If local authorities in Russia or other countries choose to enforce specific interpretations of the applicable legislation that differ from the Group’s, it may be found to be in violation and subject to penalties or other liabilities. This could also limit the Group’s ability to provide some of its services going forward and may increase its cost of doing business.

Qiwi Bank is central to the operation of all of the Group’s key business segments as it provides issuing, acquiring and deposit settlement functions within the Group, and is the banking institution behind those products of ROWI offering that require a banking license.

28.	Commitments, contingencies and operating risks (continued)

Regulatory environment (continued)

All banks and non-banking credit organizations operating in Russia are subject to extensive regulation and supervision. Requirements imposed by regulators, including capital adequacy, liquidity reserves, prudential ratios, loss provisions and other regulatory requirements are designed to ensure the integrity of the financial markets and to protect consumers and other third parties with whom a bank deals. These regulations may limit the Group’s activities, and may increase its costs of doing business, or require it to seek additional capital in order to comply with applicable capital adequacy or liquidity requirements. Existing laws and regulations could be amended, the manner in which laws and regulations are enforced or interpreted could change, and new laws or regulations could be adopted. Russian banks also have extensive reporting obligations, including, without limitation, disclosure of financial statements, various operational indicators, and affiliates and persons who exercise (direct or indirect) influence over the decisions taken by the management bodies of the bank. The CBR may at any time conduct full or selective audits of any bank’s activities and filings and may inspect all of its books and records.

The past and future operations may also be subject to greater scrutiny from the CBR. There can be no assurance that new sanctions will not be imposed on the Group as a result of any past or future findings and that we will not come under greater CBR scrutiny in connection with any perceived deficiencies in the Group’s conduct, or that any currently planned or future inspections will not result in discovery of any significant or minor additional violations of various banking regulations, and of what sanctions the CBR may impose on the Group in connection with such deficiencies or violations. Any such sanctions could have a material adverse effect on the Group’s business, financial condition and results of operations.

The Group contracts with some of its international merchants in U.S. dollars, Euro and other currencies and may experience challenges in relationships with U.S. and EU banks that are required for any non-U.S. or non-EU company to transact in U.S. dollars or Euro due to changes in internal know-your-customer procedures, limits on certain types of merchants and certain jurisdictions, and other internal policies, which we believe might be a result of the increasing negative sentiment towards Russia even with respect to transactions and relationships that do not present any potential violation of any applicable sanctions. Even though the Group maintains a number of U.S. dollar, Euro and other currencies accounts with various financial institutions, at the same time the Group is also conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not refuse to process the Group’s transactions for such reasons or otherwise, thereby further increasing the currency conversion costs that the Group has to bear, or that international merchants will agree to accept payments in any currency but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, Euro or other currencies envisaged under agreements with the Group’s merchants, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the currency provided under the agreement, and the Group’s business, financial condition and results of operations may be materially adversely affected.

28.	Commitments, contingencies and operating risks (continued)

Taxation

Russian and the CIS countries’ tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. There can be no assurance that the Russian Tax Code and CIS countries’ (specifically, Kazakhstan) tax legislation will not be changed in the future in a manner adverse to the stability and predictability of the Russian and CIS countries’ tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. Recent events within the Russian Federation and Kazakhstan suggest that the tax authorities are taking a more assertive position in their interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 2.2 billion, as assessed by the Group as of December 31, 2022 (RUB 1.9 billion as of December 31, 2021).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia and concluded that its cost outweighs its benefits.

28.	Commitments, contingencies and operating risks (continued)

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management does not believe that the ultimate liability, if any, arising from such actions or complaints will have a material adverse effect on the financial condition or the results of future operations of the Group.

Following the disclosure of the restrictions imposed by the CBR on the Group in December 2020, QIWI plc and certain of its current and former executive officers have been named as defendants in a putative class action filed in the United States. These lawsuits allege that the defendants made certain false or misleading statements that were supposedly revealed when the CBR audit results and restrictions were disclosed in December 2020, which the plaintiffs perceive as a violation of Sections 10(b) and 20(a) of the 1934 Securities Exchange Act, and seek damages and other relief based upon such allegations. Management believes that these lawsuits are without merit and intends to defend against them vigorously, and expects to incur certain costs associated with defending against these actions. At this early stage of the litigations, the ultimate outcomes are uncertain and management cannot reasonably predict the timing or outcomes, or estimate the amount of loss, if any, or their effect, if any, on the Group’s consolidated financial statements. Any negative outcome could result in payments of substantial monetary damages and accordingly the Group’s business could be seriously harmed.

Guarantees issued

The Group issues financial and performance guarantees to non-related parties for the term of up to five years at market rates.

		Financial
	Performance	guarantees
	guarantees	(Stage 1)	Total
December 31, 2022	81,537	1,116	82,653
December 31, 2021	45,581	1,050	46,631

Financial guarantees are issued to Russian companies that do not have an external credit rating. Performance guarantees are issued to small and medium enterprises within the ROWI segment. Management does not believe that expected losses from the performance guarantees will exceed the amount of contract liability provided for in these consolidated financial statements.

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans. With respect to credit risk on commitments to extend credit, the Group is potentially exposed to loss in an amount equal to the total unused commitments, if the unused amounts were to be drawn down.

	December 31, 2022	December 31, 2021
	(Stage 1)	(Stage 1)
Unused limits on loans to legal entities	1,618	34
Credit loss allowance	(19)	—